Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent events
In July 2026, the Company received dividends of $377,083 on Series A preferred shares from C3is Inc.
On July 10, 2026, the Company entered into a memorandum of agreement for the disposal of the vessel “Suez Enchanted” to an unaffiliated third party for an aggregate consideration of $48,500,000. The vessel was delivered to her new owners on August 7, 2026, resulting in a net gain on sale of approximately $32 million.
On August 7, 2026, the Company repaid the remaining purchase price, amounting in aggregate to $32,220,000 plus the payable relating to inventory on board of the vessels of vessels “Post Marvel” and “Eco Crossfire”, amounting in aggregate to $1,568,171 and the amount of $518,688, representing previous owners’ drydocking costs, covered by the new owners (Note 3, 11).
On August 21, 2026, the vessel “Outrider” was delivered to the Company (Note 3).
On September 8, 2026, the Company repaid the purchase price of the vessel “Outrider”, amounting to $18,235,000 plus the payable relating to inventory on board of the vessels, amounting to $744,957 and the amount of $143,414, representing previous owners’ drydocking costs, covered by the new owners (Note 3, 11).